CERTIFICATE

      The  undersigned, Controller of SMITH BARNEY CONCERT
ALLOCATION SERIES INC. (the "Fund"), hereby certifies that the Fund has received full payment, in accordance with the provisions of its Prospectus, for 90,145,425 shares of common stock, par value $0.001 per share, the sales of which are reported in the Fund's Rule 24f-2 Notice covering the fiscal year ended January 31, 1997 and that the facts otherwise stated in such Notice are true.


                                   Thomas M. Reynolds
                                   Controller

Dated:         March 21, 1997